Senior Notes And Secured Indebtedness (Maturities Of Notes Payable And Senior Notes) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Feb. 24, 2012
Debt Instrument [Line Items]
2013
2014
2015	13,248
2016
2017
Thereafter	325,000
Total notes payable and Senior Notes	$ 338,248	$ 384,500